Consolidated Statements of Changes in Equity - CAD ($) shares in Thousands, $ in Millions		Share capital	Contributed surplus	Accumulated Other Comprehensive Income	Retained Earnings	Total
Beginning balance at Dec. 31, 2022		$ 22,257	$ 571	$ 974	$ 15,565	$ 39,367
Beginning balance (in share) at Dec. 31, 2022						1,337,471
Changes in equity
Net earnings					8,295	$ 8,295
Foreign currency translation adjustment				74		74
Actuarial gain on employee retirement benefit plans, net of income taxes					128	128
Total comprehensive income				74	8,423	8,497
Issued under share option plans		199	(18)			$ 181
Issued under share option plans (in shares)						4,611
Repurchase of common shares for cancellation		(871)			(1,362)	$ (2,233)
Repurchase of common shares for cancellation (in shares)						(51,982)
Change in liability for share purchase commitment		76			124	$ 200
Share-based compensation			16			16
Dividends paid on common shares					(2,749)	(2,749)
Ending balance at Dec. 31, 2023		21,661	569	1,048	20,001	$ 43,279
Ending balance (in share) at Dec. 31, 2023						1,290,100
Changes in equity
Net earnings					6,016	$ 6,016
Foreign currency translation adjustment				153		153
Actuarial gain on employee retirement benefit plans, net of income taxes					590	590
Total comprehensive income				153	6,606	6,759
Issued under share option plans		447	(62)			$ 385
Issued under share option plans (in shares)						9,796
Repurchase of common shares for cancellation	[1]	(943)			(2,013)	$ (2,956)
Repurchase of common shares for cancellation (in shares)	[1]					(55,564)
Change in liability for share purchase commitment		(44)			(119)	$ (163)
Share-based compensation			13			13
Dividends paid on common shares					(2,803)	(2,803)
Ending balance at Dec. 31, 2024		$ 21,121	$ 520	$ 1,201	$ 21,672	$ 44,514
Ending balance (in share) at Dec. 31, 2024						1,244,332

[1]	Includes $48 million of taxes on share repurchases for the year ended December 31, 2024.